FOREIGN CURRENCY TRANSLATION	12 Months Ended
Dec. 31, 2022
Disclosure Foreign Currency Translation [Abstract]
FOREIGN CURRENCY TRANSLATION	FOREIGN CURRENCY TRANSLATION
Brookfield Renewable’s foreign currency translation for the year ended December 31 shown in the consolidated statements of comprehensive income is comprised of the following:

(MILLIONS)	Notes	2022	2021	2020
Foreign currency translation on
Property, plant and equipment, at fair value	13	$(2,011)	$(1,510)	$(604)
Goodwill	19	(131)	(121)	(20)
Borrowings	15	975	436	(219)
Deferred income tax liabilities and assets	12	526	318	35
Other assets and liabilities		(6)	18	(32)
		$(647)	$(859)	$(840)